Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
Entity Central Index Key	0000902259
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005424
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Investor Class
Trading Symbol	TRBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - Investor Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 64,552,376,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	22.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$64,552,376
Number of Portfolio Holdings	80

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	22.2%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	52.7%
Communication Services	17.9
Consumer Discretionary	11.6
Financials	6.7
Health Care	5.7
Industrials & Business Services	4.8
Utilities	0.3
Materials	0.3
Other	-

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	15.7%
Alphabet	12.1
Broadcom	5.9
Apple	4.4
Microsoft	4.3
Advanced Micro Devices	3.6
Meta Platforms	3.5
Carvana	3.2
Amazon.com	3.3
Eli Lilly	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005425
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Advisor Class
Trading Symbol	PABGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - Advisor Class	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 64,552,376,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	22.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$64,552,376
Number of Portfolio Holdings	80

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	22.2%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	52.7%
Communication Services	17.9
Consumer Discretionary	11.6
Financials	6.7
Health Care	5.7
Industrials & Business Services	4.8
Utilities	0.3
Materials	0.3
Other	-

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	15.7%
Alphabet	12.1
Broadcom	5.9
Apple	4.4
Microsoft	4.3
Advanced Micro Devices	3.6
Meta Platforms	3.5
Carvana	3.2
Amazon.com	3.3
Eli Lilly	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005426
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	R Class
Trading Symbol	RRBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - R Class	$61	1.22%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 64,552,376,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	22.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$64,552,376
Number of Portfolio Holdings	80

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	22.2%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	52.7%
Communication Services	17.9
Consumer Discretionary	11.6
Financials	6.7
Health Care	5.7
Industrials & Business Services	4.8
Utilities	0.3
Materials	0.3
Other	-

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	15.7%
Alphabet	12.1
Broadcom	5.9
Apple	4.4
Microsoft	4.3
Advanced Micro Devices	3.6
Meta Platforms	3.5
Carvana	3.2
Amazon.com	3.3
Eli Lilly	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166329
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	I Class
Trading Symbol	TBCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - I Class	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 64,552,376,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	22.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$64,552,376
Number of Portfolio Holdings	80

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	22.2%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	52.7%
Communication Services	17.9
Consumer Discretionary	11.6
Financials	6.7
Health Care	5.7
Industrials & Business Services	4.8
Utilities	0.3
Materials	0.3
Other	-

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	15.7%
Alphabet	12.1
Broadcom	5.9
Apple	4.4
Microsoft	4.3
Advanced Micro Devices	3.6
Meta Platforms	3.5
Carvana	3.2
Amazon.com	3.3
Eli Lilly	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225816
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Z Class
Trading Symbol	TRZBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blue Chip Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 64,552,376,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	22.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$64,552,376
Number of Portfolio Holdings	80

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	22.2%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	52.7%
Communication Services	17.9
Consumer Discretionary	11.6
Financials	6.7
Health Care	5.7
Industrials & Business Services	4.8
Utilities	0.3
Materials	0.3
Other	-

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	15.7%
Alphabet	12.1
Broadcom	5.9
Apple	4.4
Microsoft	4.3
Advanced Micro Devices	3.6
Meta Platforms	3.5
Carvana	3.2
Amazon.com	3.3
Eli Lilly	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless